UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05364

American High-Income Trust
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American High-Income TrustSM
Investment portfolio

December 31, 2009
 unaudited

Bonds, notes & other debt instruments — 88.24%	Principal amount (000)	Value (000)

CORPORATE BONDS, NOTES & LOANS — 83.70%
CONSUMER DISCRETIONARY — 20.10%
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 20121	$50,950	$52,606
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	53,690	55,368
Charter Communications Operating, LLC, Term Loan B, 4.24% 20143,4,5	25,147	23,621
Charter Communications Operating, LLC, Term Loan B, 7.25% 20143,4,5	16,457	16,827
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 20141	37,900	39,132
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 20141	26,500	29,812
Charter Communications, Inc. 13.50% 20161	46,188	54,156
Univision Communications, Inc., First Lien Term Loan B, 2.501% 20143,4,5	123,170	107,312
Univision Communications Inc. 12.00% 20141	20,310	22,468
Univision Communications Inc. 10.50% 20151,4,6	157,919	139,166
NTL Cable PLC 8.75% 2014	13,597	14,107
NTL Cable PLC 8.75% 2014	€1,114	1,667
NTL Cable PLC 9.75% 2014	£631	1,071
NTL Cable PLC 9.125% 2016	$36,015	38,131
NTL Cable PLC 9.50% 2016	99,825	107,686
Virgin Media Finance 8.375% 20191	60,535	62,578
Michaels Stores, Inc., Term Loan B1, 2.563% 20133,4,5	21,380	19,474
Michaels Stores, Inc. 10.00% 2014	95,825	99,658
Michaels Stores, Inc. 0%/13.00% 20167	2,170	1,801
Michaels Stores, Inc., Term Loan B2, 4.813% 20163,4,5	7,244	6,862
Michaels Stores, Inc. 11.375% 2016	21,000	22,207
Allison Transmission Holdings, Inc., Term Loan B, 3.00% 20143,4,5	29,400	27,140
Allison Transmission Holdings, Inc. 11.00% 20151	38,945	41,087
Allison Transmission Holdings, Inc. 11.25% 20151,4,6	59,874	62,868
MGM MIRAGE 8.50% 2010	3,100	3,100
Mandalay Resort Group 6.375% 2011	1,500	1,363
MGM MIRAGE 6.75% 2012	1,700	1,526
MGM MIRAGE 6.75% 2013	16,855	14,622
MGM MIRAGE 13.00% 2013	37,775	43,536
MGM MIRAGE 5.875% 2014	25,425	20,499
MGM MIRAGE 10.375% 20141	12,725	13,870
MGM MIRAGE 6.625% 2015	7,975	6,240
MGM MIRAGE 7.50% 2016	4,000	3,140
MGM MIRAGE 11.125% 20171	18,275	20,331
Toys “R” Us, Inc. 7.625% 2011	57,410	58,630
Toys “R” Us-Delaware, Inc., Term Loan B, 4.481% 20123,4,5	24,012	23,528
Toys “R” Us, Inc. 8.50% 20171	19,650	20,092
Toys “R” Us, Inc. 7.375% 2018	3,050	2,806
Macy’s Retail Holdings, Inc. 8.875% 20154	30,100	33,336
Federated Retail Holdings, Inc. 5.90% 2016	37,000	36,260
Federated Department Stores, Inc. 6.79% 2027	8,302	7,015
Federated Department Stores, Inc. 7.00% 2028	6,900	6,106
Federated Department Stores, Inc. 6.90% 2029	8,925	7,899
Federated Retail Holdings, Inc. 6.375% 2037	3,379	2,872
AMC Entertainment Inc. 8.00% 2014	8,175	7,848
AMC Entertainment Inc., Series B, 11.00% 2016	10,000	10,500
AMC Entertainment Inc. 8.75% 2019	68,675	70,392
CSC Holdings, Inc., Series B, 6.75% 2012	4,500	4,669
Cablevision Systems Corp., Series B, 8.00% 2012	350	372
CSC Holdings, Inc. 8.50% 20141	31,575	33,785
CSC Holdings, Inc. 8.50% 20151	8,500	9,095
CSC Holdings, Inc. 8.625% 20191	26,700	28,869
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	55,503	56,336
Mediacom LLC and Mediacom Capital Corp. 9.125% 20191	16,450	16,861
Neiman Marcus Group, Inc. 9.00% 20154,6	61,665	60,586
Neiman Marcus Group, Inc. 10.375% 2015	7,475	7,363
Boyd Gaming Corp. 7.75% 2012	27,925	28,379
Boyd Gaming Corp. 6.75% 2014	25,000	22,656
Boyd Gaming Corp. 7.125% 2016	18,000	15,750
TL Acquisitions, Inc., Term Loan B, 2.75% 20143,4,5	15,090	13,762
Thomson Learning 10.50% 20151	50,715	48,750
Hanesbrands Inc., Series B, 3.831% 20144	47,650	45,327
Hanesbrands Inc. 8.00% 2016	14,825	15,177
Clear Channel Worldwide, Series B, 9.25% 20171	57,725	59,745
Royal Caribbean Cruises Ltd. 8.00% 2010	3,200	3,272
Royal Caribbean Cruises Ltd. 8.75% 2011	435	457
Royal Caribbean Cruises Ltd. 7.00% 2013	3,825	3,835
Royal Caribbean Cruises Ltd. 11.875% 2015	44,825	52,053
J.C. Penney Co., Inc. 8.00% 2010	14,995	15,182
J.C. Penney Co., Inc. 9.00% 2012	8,980	10,170
J.C. Penney Co., Inc. 7.95% 2017	805	883
J.C. Penney Corp., Inc. 5.75% 2018	20,350	20,172
J.C. Penney Co., Inc. 7.125% 2023	12,000	11,955
Dollar General Corp., Term Loan B2, 2.981% 20143,4,5	4,975	4,783
Dollar General Corp. 10.625% 2015	20,213	22,487
Dollar General Corp. 11.875% 20174,6	23,119	26,818
Cinemark USA, Inc., Term Loan B, 2.04% 20133,4,5	5,563	5,312
Cinemark USA, Inc. 8.625% 20191	46,405	48,493
Norwegian Cruise Lines 11.75% 20161	52,835	52,439
Quebecor Media Inc. 7.75% 2016	28,400	28,471
Quebecor Media Inc. 7.75% 2016	22,370	22,426
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	38,350	39,980
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	8,292	8,955
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	47,925	46,547
Cooper-Standard Automotive Inc., Term Loan D, 0% 20112,3,4,5	6,264	6,170
Cooper-Standard Automotive Inc., Term Loan C, 0% 20112,3,4,5	5,635	5,551
Cooper-Standard Automotive Inc., Term Loan E, 0% 20112,3,4,5	3,109	3,062
Cooper-Standard Automotive Inc., Term Loan B, 0% 20112,3,4,5	2,256	2,222
Cooper-Standard Automotive Inc., Term Loan, 0% 20112,3,4,5	2,067	2,036
Cooper-Standard Automotive Inc., Term Loan, 0% 20112,3,4,5	930	916
Cooper-Standard Automotive Inc., Term Loan, 0% 20112,3,4,5	875	862
Cooper-Standard Automotive Inc., Term Loan A, 0% 20112,3,4,5	740	729
Cooper-Standard Automotive Inc. 7.00% 20122	19,525	18,598
Cooper-Standard Automotive Inc. 8.375% 20142	9,275	2,411
Mohegan Tribal Gaming Authority 8.00% 2012	22,450	19,223
Mohegan Tribal Gaming Authority 6.125% 2013	1,225	988
Mohegan Tribal Gaming Authority 7.125% 2014	24,600	16,882
Mohegan Tribal Gaming Authority 6.875% 2015	6,775	4,438
Regal Cinemas Corp., Series B, 9.375% 2012	13,300	13,383
Regal Cinemas Corp. 8.625% 2019	23,955	25,033
Kabel Deutschland GmbH 10.625% 2014	36,275	38,089
UPC Germany GmbH 8.125% 20171	13,600	13,821
UPC Germany GmbH 9.625% 2019	€10,800	15,684
Liberty Media Corp. 8.25% 2030	$7,050	6,495
Technical Olympic USA, Inc. 9.00% 20102	22,486	11,918
Technical Olympic USA, Inc. 9.00% 20102	7,325	3,882
Technical Olympic USA, Inc. 9.25% 20111,2	36,325	19,252
UPC Holding BV 9.875% 20181	31,560	33,454
Edcon (Proprietary) Ltd. 3.964% 20144	€22,425	20,816
Edcon (Proprietary) Ltd. 3.964% 20144	11,000	10,211
American Media Operation 9.00% 20131,6,11	$3,396	2,190
American Media Operation 14.00% 20131,4,6,11	42,703	27,543
Warner Music Group 7.375% 2014	18,090	17,570
Warner Music Group 9.50% 20161	11,275	12,135
Burlington Coat Factory Warehouse Corp. 11.125% 2014	25,740	26,705
LBI Media, Inc. 8.50% 20171	30,380	25,367
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	28,180	25,080
Bon-Ton Department Stores, Inc. 10.25% 2014	26,075	24,185
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	23,950	24,010
Seneca Gaming Corp., Series B, 7.25% 2012	16,000	15,680
Seneca Gaming Corp. 7.25% 2012	8,440	8,271
Fox Acquisition LLC, Term Loan B, 7.50% 20153,4,5	2,760	2,577
Fox Acquisition LLC 13.375% 20161	26,095	20,354
Local T.V. Finance LLC, Term Loan B, 2.26% 20133,4,5	11,065	9,333
Local T.V. Finance LLC 10.00% 20151,4,6	28,180	12,258
Beazer Homes USA, Inc. 8.625% 2011	9,600	9,408
Beazer Homes USA, Inc. 6.50% 2013	2,000	1,590
Beazer Homes USA, Inc. 8.125% 2016	11,405	8,668
Tenneco Automotive Inc. 8.625% 2014	16,020	16,240
Tenneco Inc. 8.125% 2015	2,445	2,485
Sealy Mattress Co. 10.875% 20161	16,675	18,634
Meritage Corp. 7.00% 2014	8,575	8,232
Meritage Homes Corp. 6.25% 2015	2,675	2,474
Meritage Corp. 7.731% 20171	9,000	7,515
Education Management LLC and Education Management Finance Corp. 8.75% 2014	14,495	15,039
Radio One, Inc. 6.375% 2013	20,260	14,967
Vitamin Shoppe Industries Inc. 7.773% 20124	12,510	12,604
Wendy’s/Arby’s Restaurants, LLC 10.00% 2016	10,700	11,716
Jarden Corp. 8.00% 2016	10,550	10,946
Vidéotron Ltée 6.875% 2014	6,780	6,848
Vidéotron Ltée 6.375% 2015	3,720	3,655
TRW Automotive Inc. 7.00% 20141	4,650	4,580
TRW Automotive Inc. 7.25% 20171	6,000	5,850
DISH DBS Corp 7.875% 2019	8,500	8,957
Standard Pacific Corp. 7.75% 2013	3,920	3,665
Standard Pacific Corp. 6.25% 2014	3,065	2,682
Standard Pacific Corp. 7.00% 2015	2,715	2,376
KB Home 6.25% 2015	9,285	8,705
Seminole Tribe of Florida 7.804% 20201,3	9,515	8,322
Dillard Department Stores, Inc. 9.125% 2011	8,230	8,209
Ford Motor Co. 9.50% 2011	1,000	1,030
FCE Bank PLC 7.125% 2013	€3,550	4,958
Visteon Corp. 12.25% 20161,2	$9,737	4,138
Grupo Televisa, SAB de CV 6.625% 20401	2,500	2,485
Gaylord Entertainment Co. 6.75% 2014	2,450	2,291
Time Warner Cable Inc. 6.20% 2013	1,250	1,374
Time Warner Cable Inc. 7.50% 2014	750	865
Carmike Cinemas, Inc., Delayed Draw, Term Loan DD, 4.24% 20123,4,5	1,587	1,548
Marks and Spencer Group PLC 7.125% 20371	1,480	1,509
Cox Communications, Inc. 5.45% 2014	390	418
Young Broadcasting Inc. 10.00% 20112	58,845	206
Young Broadcasting Inc. 8.75% 20142	4,040	14
KAC Acquisition Corp. 8.00% 20261,6,8	237	—
		3,129,075

TELECOMMUNICATION SERVICES — 11.39%
Sprint Nextel Corp. 0.651% 20104	5,120	5,040
Sprint Capital Corp. 7.625% 2011	4,000	4,115
Sprint Capital Corp. 8.375% 2012	27,550	28,652
Nextel Communications, Inc., Series E, 6.875% 2013	33,013	32,188
Nextel Communications, Inc., Series F, 5.95% 2014	148,240	139,160
Nextel Communications, Inc., Series D, 7.375% 2015	105,178	102,811
Sprint Capital Corp. 8.75% 2032	3,000	2,842
Cricket Communications, Inc. 9.375% 2014	138,430	139,814
Cricket Communications, Inc. 10.00% 2015	5,000	5,094
Cricket Communications, Inc. 7.75% 2016	129,870	130,195
Qwest Capital Funding, Inc. 7.90% 2010	23,185	23,765
Qwest Capital Funding, Inc. 7.25% 2011	95,650	97,563
Qwest Communications International Inc. 7.25% 2011	43,725	44,162
Qwest Corp. 7.875% 2011	12,000	12,630
Qwest Corp. 8.875% 2012	3,600	3,888
Qwest Communications International Inc. 8.00% 20151	12,750	13,164
MetroPCS Wireless, Inc., Term Loan B, 2.563% 20133,4,5	10,569	10,136
MetroPCS Wireless, Inc. 9.25% 2014	79,550	80,942
MetroPCS Wireless, Inc. 9.25% 2014	54,975	55,937
Windstream Corp. 8.125% 2013	85,325	88,951
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	31,370	32,333
Windstream Corp. 8.625% 2016	19,300	19,734
Windstream Corp. 7.00% 2019	2,500	2,350
Clearwire Communications LLC/Finance 12.00% 20151	76,975	78,515
Clearwire Communications LLC/Finance 12.00% 20151	45,050	45,951
Digicel Group Ltd. 12.00% 20141	61,825	69,630
Digicel Group Ltd. 12.00% 2014	600	676
Digicel Group Ltd. 8.875% 20151	42,475	41,413
Digicel Group Ltd. 8.875% 2015	9,150	8,921
Wind Acquisition SA 11.75% 20171	93,700	102,836
Intelsat, Ltd. 8.50% 2013	3,000	3,075
Intelsat, Ltd. 9.25% 2014	8,000	8,260
Intelsat, Ltd. 0%/9.50% 20157	7,000	7,228
Intelsat, Ltd. 8.875% 2015	12,250	12,740
Intelsat Jackson Holding Co., Series B, 8.875% 20151	10,750	11,180
Intelsat, Ltd. 9.25% 2016	5,000	5,188
Intelsat Jackson Holding Co. 9.50% 2016	21,600	23,220
Intelsat Jackson Holding Co. 8.50% 20191	21,000	21,735
Crown Castle International Corp. 9.00% 2015	41,900	44,728
Crown Castle International Corp. 7.75% 20171	27,830	29,778
Centennial Communications Corp. 6.04% 20134	43,250	43,250
AT&T Inc. 6.70% 2013	2,500	2,823
Centennial Communications Corp. 10.00% 2013	14,750	15,488
American Tower Corp. 7.00% 2017	21,825	24,280
American Tower Corp. 7.25% 20191	11,225	12,572
Orascom Telecom 7.875% 20141	32,780	29,830
SBA Telecommunications, Inc. 8.00% 20161	10,450	10,973
Trilogy International Partners LLC, Term Loan B, 3.751% 20123,4,5	10,475	9,139
Nordic Telephone Co. Holding ApS 8.875% 20161	7,900	8,394
Hawaiian Telcom Communications, Inc. 8.765% 20132,4	19,715	444
Hawaiian Telcom Communications, Inc. 9.75% 20132	23,340	525
Hawaiian Telcom Communications, Inc., Term Loan C, 4.75% 20143,4,5,6	9,053	6,631
Hawaiian Telcom Communications, Inc., Series B, 12.50% 20152	8,725	1
Telecom Italia Capital SA 7.175% 2019	5,000	5,584
Rogers Wireless Inc. 7.50% 2015	4,025	4,706
América Móvil, SAB de CV 8.46% 2036	MXN65,000	4,070
Level 3 Financing, Inc. 9.25% 2014	$4,000	3,800
		1,773,050

INDUSTRIALS — 10.46%
Nielsen Finance LLC, Term Loan A, 2.235% 20133,4,5	14,333	13,495
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	101,500	106,321
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	17,400	19,640
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 20167	149,450	137,120
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	60,950	68,416
Nielsen Finance LLC, Term Loan 1L, 8.50% 20173,5	28,000	27,720
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.231% 20143,4,5	83,130	62,841
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.231% 20143,4,5	4,902	3,706
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20143,4,5	16,339	15,628
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	13,475	9,567
Hawker Beechcraft Acquisition Co., LLC 9.625% 20154,6	49,693	30,561
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	1,305	816
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 20113	228	228
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 20123	17,018	17,241
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 20123	3,500	3,522
Northwest Airlines, Inc., Term Loan B, 3.76% 20133,4,5	11,697	9,504
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 20133	2,500	2,529
Delta Air Lines, Inc., Second Lien Term Loan B, 3.534% 20143,4,5	11,700	9,828
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 20143	27,223	26,066
Delta Air Lines, Inc. 9.50% 20141	3,625	3,784
Northwest Airlines, Inc., Term Loan A, 2.01% 20183,4,5	10,684	8,441
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20243	20,204	17,982
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20062,3,8	1,135	—
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 20112,3	17,433	23,666
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 20123	394	395
United Air Lines, Inc., Term Loan B, 2.313% 20143,4,5	74,652	59,135
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20211,3	8,668	6,132
Continental Airlines, Inc. 8.75% 2011	21,200	20,617
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 20123	5,000	5,031
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 20123	2,387	2,303
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20173	4,982	4,409
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20183	6,469	5,919
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20183	4,830	4,588
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20193	4,920	4,862
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20193	2,177	1,992
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20203	7,344	7,261
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20203	12,947	11,166
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20223	5,092	4,770
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20223	2,576	2,510
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20223	341	337
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20223	6,671	6,171
TransDigm Inc. 7.75% 20141	57,045	58,043
TransDigm Inc. 7.75% 2014	16,960	17,257
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 4.03% 20143,4,5	10,235	9,396
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 4.04% 20143,4,5	10,488	9,628
DAE Aviation Holdings, Inc. 11.25% 20151	66,070	56,159
Ashtead Group PLC 8.625% 20151	26,250	26,512
Ashtead Capital, Inc. 9.00% 20161	46,955	47,248
ARAMARK Corp., Term Loan B, 2.126% 20143,4,5	15,057	14,284
ARAMARK Corp., Letter of Credit, 4.721% 20143,4,5	990	939
ARAMARK Corp. 3.781% 20154	21,220	19,522
ARAMARK Corp. 8.50% 2015	36,820	38,109
RailAmerica, Inc. 9.25% 2017	59,998	64,123
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013	61,577	62,655
AMR Corp., Series B, 10.45% 2011	1,850	1,656
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 20123	17,375	16,767
American Airlines, Inc., Series 2001-2, Class B, 8.608% 20123	8,690	8,277
AMR Corp. 9.00% 2012	16,155	13,409
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 20133	1,300	1,305
AMR Corp. 9.00% 2016	1,475	1,069
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20193	14,153	11,110
AMR Corp. 9.88% 2020	1,275	822
AMR Corp. 9.80% 2021	2,555	1,584
AMR Corp. 10.00% 2021	9,000	5,580
CEVA Group PLC 10.00% 20141	9,675	9,240
CEVA Group PLC, Bridge Loan, 7.984% 20153,4,5,8	56,263	36,008
CEVA Group PLC 11.625% 20161	10,800	11,138
US Investigations Services, Inc., Term Loan B, 3.253% 20153,4,5	10,513	9,449
US Investigations Services, Inc. 10.50% 20151	34,825	31,255
US Investigations Services, Inc. 11.75% 20161	13,265	11,491
Nortek, Inc. 11.00% 2013	33,014	34,665
B/E Aerospace 8.50% 2018	26,955	28,640
Atrium Companies, Inc., Term Loan B, 11.75% 20123,4,5,6	41,457	23,916
Atrium Companies, Inc. 15.00% 20121,6	48,415	968
RBS Global, Inc. and Rexnord LLC 9.50% 2014	16,675	16,800
RBS Global, Inc. and Rexnord LLC 8.875% 2016	8,475	7,416
TFM, SA de CV 9.375% 2012	2,500	2,606
Kansas City Southern Railway Co. 13.00% 2013	4,175	4,864
Kansas City Southern Railway Co. 8.00% 2015	15,892	16,548
Allied Waste North America, Inc., Series B, 6.125% 2014	5,350	5,448
Allied Waste North America, Inc. 6.875% 2017	15,800	16,792
Esterline Technologies Corp. 6.625% 2017	15,935	15,616
Navios Maritime Holdings Inc. 8.875% 20171	14,720	15,364
Navistar International Corp. 8.25% 2021	14,775	15,218
H&E Equipment Services, Inc. 8.375% 2016	14,875	14,968
Iron Mountain Inc. 7.75% 2015	11,175	11,287
United Rentals (North America), Inc., Series B, 6.50% 2012	10,675	10,702
Esco Corp. 4.129% 20131,4	950	870
Esco Corp. 8.625% 20131	5,600	5,600
Sequa Corp., Term Loan B, 3.89% 20143,4,5	6,871	6,154
Park-Ohio Industries, Inc. 8.375% 2014	6,225	4,809
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	3,650	3,673
Alion Science and Technology Corp. 10.25% 2015	2,750	2,118
RSC Holdings III, LLC, Second Lien Term Loan B, 3.79% 20133,4,5	1,399	1,311
FTI Consulting, Inc. 7.625% 2013	775	790
		1,627,398

FINANCIALS — 10.15%
CIT Group Inc., Term Loan 2A, 9.50% 20123,4,5	60,200	61,855
CIT Group Inc., Term Loan, 13.00% 20123,4,5	84,000	87,128
CIT Group Inc., Series A, 7.00% 2013	36,964	34,746
CIT Group Inc., Series A, 7.00% 2014	34,242	31,887
CIT Group Inc., Series A, 7.00% 2015	63,935	57,541
CIT Group Inc., Series A, 7.00% 2016	32,534	28,793
CIT Group Inc., Series A, 7.00% 2017	19,298	16,838
Realogy Corp., Letter of Credit, 3.271% 20133,4,5	25,158	22,438
Realogy Corp., Term Loan B, 3.287% 20133,4,5	98,142	87,531
Realogy Corp., Term Loan DD, 3.287% 20133,4,5	17,395	15,514
Realogy Corp., Second Lien Term Loan A, 13.50% 20173,5	52,000	55,250
Ford Motor Credit Co. 8.625% 2010	2,405	2,477
Ford Motor Credit Co. 9.75% 20104	31,000	31,993
Ford Motor Credit Co. 7.375% 2011	6,775	6,915
Ford Motor Credit Co. 9.875% 2011	32,275	33,805
Ford Motor Credit Co. 3.034% 20124	85,585	79,701
Ford Motor Credit Co. 7.50% 2012	5,000	5,045
Ford Motor Credit Co. 7.80% 2012	2,000	2,023
Ford Motor Credit Co. 8.00% 2016	8,950	8,974
Liberty Mutual Group Inc. 6.50% 20351	18,000	14,493
Liberty Mutual Group Inc., Series A, 7.80% 20871,4	32,006	26,725
Liberty Mutual Group Inc., Series C, 10.75% 20881,4	47,500	50,825
Residential Capital Corp. 8.375% 2010	31,640	27,052
General Motors Acceptance Corp. 7.25% 20111	26,374	26,374
General Motors Acceptance Corp. 6.625% 20121	1,899	1,880
General Motors Acceptance Corp. 6.875% 20121	4,432	4,388
General Motors Acceptance Corp. 7.00% 20121	6,791	6,757
General Motors Acceptance Corp. 7.50% 20131	3,030	2,954
General Motors Acceptance Corp. 2.456% 20141,4	9,210	7,426
General Motors Acceptance Corp. 6.75% 2014	7,500	7,131
General Motors Acceptance Corp. 6.75% 20141	2,529	2,428
General Motors Acceptance Corp. 8.00% 20181	3,269	2,909
Host Marriott, LP, Series M, 7.00% 2012	11,100	11,336
Host Marriott, LP, Series K, 7.125% 2013	4,450	4,545
Host Marriott, LP, Series O, 6.375% 2015	3,725	3,669
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	18,325	18,325
Host Hotels & Resorts LP 9.00% 20171	29,025	31,528
Rouse Co. 3.625% 20092	12,415	12,151
Rouse Co. 7.20% 20122	12,145	12,555
Rouse Co. 5.375% 20132	22,130	21,383
Rouse Co. 6.75% 20131,2	17,950	17,972
Developers Diversified Realty Corp. 5.375% 2012	400	376
Developers Diversified Realty Corp. 5.50% 2015	9,270	8,175
Developers Diversified Realty Corp. 9.625% 2016	52,305	54,668
National City Preferred Capital Trust I 12.00% (undated)4	41,340	47,541
SLM Corp., Series A, 4.50% 2010	3,000	2,990
SLM Corp., Series A, 5.375% 2013	9,000	8,496
SLM Corp., Series A, 0.582% 20144	7,000	5,405
SLM Corp., Series A, 8.45% 2018	25,000	24,705
International Lease Finance Corp., Series R, 4.95% 2011	10,265	9,503
International Lease Finance Corp., Series Q, 5.45% 2011	8,070	7,440
International Lease Finance Corp., Series Q, 5.75% 2011	11,786	10,833
International Lease Finance Corp., Series R, 6.375% 2013	7,900	6,500
International Lease Finance Corp., Series R, 5.65% 2014	4,000	3,026
Capital One Capital III 7.686% 20364	21,385	19,567
Capital One Capital IV 6.745% 20374	8,150	6,846
Capital One Capital V 10.25% 2039	8,000	9,324
Countrywide Financial Corp., Series B, 5.80% 2012	1,955	2,076
Bank of America Corp., Series L, 7.375% 2014	10,000	11,358
Bank of America Corp. 5.75% 2017	12,120	12,431
BankAmerica Capital II, Series 2, 8.00% 2026	1,260	1,244
MBNA Capital A, Series A, 8.278% 2026	7,800	7,585
Lazard Group LLC 7.125% 2015	21,949	22,811
Lazard Group LLC 6.85% 2017	7,761	7,822
Hospitality Properties Trust 7.875% 2014	4,090	4,226
Hospitality Properties Trust 5.125% 2015	4,410	3,985
Hospitality Properties Trust 6.30% 2016	3,185	2,950
Hospitality Properties Trust 5.625% 2017	12,870	11,159
Hospitality Properties Trust 6.70% 2018	6,820	6,250
Citigroup Inc. 6.01% 2015	3,000	3,067
Citigroup Inc. 6.125% 2017	4,350	4,391
Citigroup Inc. 6.125% 2018	12,175	12,261
Citigroup Capital XXI 8.30% 20774	6,500	6,289
Zions Bancorporation 5.65% 2014	18,990	14,148
Zions Bancorporation 7.75% 2014	4,400	3,887
Zions Bancorporation 6.00% 2015	10,560	7,477
MetLife Capital Trust IV 7.875% 20671,4	900	904
MetLife Capital Trust X 9.25% 20681,4	12,000	13,680
MetLife Inc. 10.75% 20694	7,000	8,641
Nationwide Mutual Insurance Co. 9.375% 20391	18,000	19,051
ProLogis 5.50% 2013	3,000	2,970
ProLogis 5.625% 2016	2,970	2,741
ProLogis 6.625% 2018	8,570	8,140
ProLogis 7.375% 2019	5,000	4,941
Scotland International Finance No. 2 BV 4.25% 20131	1,000	929
HBOS PLC 6.75% 20181	17,425	16,194
Royal Bank of Scotland Group PLC 5.00% 2014	2,435	2,154
Royal Bank of Scotland Group PLC 5.05% 2015	3,813	3,311
Royal Bank of Scotland Group PLC 4.70% 2018	8,490	6,619
Royal Bank of Scotland Group PLC 6.99% (undated)1,4	6,300	3,686
Regions Financial Corp. 7.75% 2014	15,500	15,302
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20141	1,200	1,239
Westfield Group 5.70% 20161	145	149
Westfield Group 7.125% 20181	3,540	3,877
Westfield Group 6.75% 20191	6,000	6,454
Simon Property Group, LP 10.35% 2019	7,350	9,247
Catlin Insurance Ltd. 7.249% (undated)1,4	12,375	9,158
Unum Group 7.125% 2016	8,725	9,052
Boston Properties, Inc. 5.875% 2019	7,500	7,537
LaBranche & Co Inc. 11.00% 2012	7,750	7,488
Brandywine Operating Partnership, LP 7.50% 2015	7,000	7,120
Lehman Brothers Holdings Inc., Series G, 4.80% 20142	5,000	1,000
Lehman Brothers Holdings Inc., Series I, 6.20% 20142	4,640	928
Lehman Brothers Holdings Inc., Series H, 5.50% 20162	360	72
Lehman Brothers Holdings Inc., Series I, 6.875% 20182	23,000	4,888
JPMorgan Chase & Co. 6.30% 2019	6,000	6,612
SunTrust Banks, Inc. 5.25% 2012	5,795	6,017
AXA SA 6.667% (undated)4	£4,000	5,441
Banco Mercantil del Norte, SA 6.135% 20161,4	$3,500	3,411
Banco Mercantil del Norte, SA 6.862% 20211,4	2,000	1,855
ZFS Finance (USA) Trust V 6.50% 20671,4	6,000	5,190
CNA Financial Corp. 7.35% 2019	5,000	5,015
HVB Funding Trust I 8.741% 20311	4,720	4,154
UniCredito Italiano Capital Trust II 9.20% (undated)1,4	280	263
Korea Development Bank 8.00% 2014	3,500	3,992
Northern Rock PLC 5.60% (undated)1,4	1,710	224
Northern Rock PLC 6.594% (undated)1,4	14,455	1,897
Schwab Capital Trust I 7.50% 20374	1,500	1,458
HSBK (Europe) BV 7.75% 20131	1,200	1,188
		1,580,261

INFORMATION TECHNOLOGY — 8.45%
NXP BV and NXP Funding LLC 3.034% 20134	$79,290	$66,108
NXP BV and NXP Funding LLC 3.492% 20134	€48,528	54,918
NXP BV and NXP Funding LLC 10.00% 201312	$77,049	78,879
NXP BV and NXP Funding LLC 7.875% 2014	111,615	101,849
NXP BV and NXP Funding LLC 8.625% 2015	€48,950	52,240
NXP BV and NXP Funding LLC 9.50% 2015	$114,715	98,368
Freescale Semiconductor, Inc., Term Loan B, 1.985% 20133,4,5	29,939	26,274
Freescale Semiconductor, Inc. 4.129% 20144	5,325	4,320
Freescale Semiconductor, Inc. 8.875% 2014	123,853	114,254
Freescale Semiconductor, Inc. 9.875% 20144,6	103,117	91,645
Freescale Semiconductor, Inc., Term Loan B, 12.50% 20143,5	66,993	69,087
Freescale Semiconductor, Inc. 10.125% 2016	79,317	64,247
Sanmina-SCI Corp. 6.75% 2013	46,100	45,697
Sanmina-SCI Corp. 3.004% 20141,4	28,755	26,526
Sanmina-SCI Corp. 8.125% 2016	95,707	95,946
First Data Corp., Term Loan B2, 2.999% 20143,4,5	79,311	70,675
First Data Corp. 9.875% 2015	50,241	47,101
First Data Corp. 9.875% 2015	9,700	9,094
SunGard Data Systems Inc. 9.125% 2013	51,675	53,225
SunGard Data Systems Inc. 10.625% 2015	8,800	9,735
Advanced Micro Devices, Inc. 8.125% 20171	33,800	33,842
Ceridian Corp. 11.25% 2015	32,925	31,567
Jabil Circuit, Inc. 8.25% 2018	22,415	24,096
Serena Software, Inc. 10.375% 2016	24,540	23,712
Sensata Technologies BV 8.00% 20144	11,075	10,909
Xerox Corp. 7.125% 2010	3,650	3,734
Xerox Corp. 7.625% 2013	5,000	5,102
Celestica Inc. 7.625% 2013	2,235	2,327
		1,315,477

HEALTH CARE — 8.31%
Tenet Healthcare Corp. 7.375% 2013	61,430	61,891
Tenet Healthcare Corp. 9.00% 20151	1,245	1,351
Tenet Healthcare Corp. 9.25% 2015	39,985	42,784
Tenet Healthcare Corp. 8.875% 20191	145,530	157,900
Elan Finance PLC and Elan Finance Corp. 4.273% 20114	40,467	38,241
Elan Finance PLC and Elan Finance Corp. 4.381% 20134	16,120	13,823
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	70,975	70,975
Elan Finance PLC and Elan Finance Corp. 8.75% 20161	60,565	58,142
HCA Inc., Term Loan B1, 2.501% 20133,4,5	25,788	24,731
HCA Inc. 9.125% 2014	12,945	13,689
HCA Inc. 9.25% 2016	16,790	18,070
HCA Inc. 9.625% 20164,6	18,906	20,513
HCA Inc. 8.50% 20191	44,590	48,269
HCA Inc. 7.875% 20201	29,805	31,109
VWR Funding, Inc. 11.25% 20154,6	119,260	124,627
HealthSouth Corp., Term Loan B, 2.51% 20133,4,5	6,948	6,642
HealthSouth Corp., Term Loan B, 4.01% 20143,4,5	5,718	5,567
HealthSouth Corp. 10.75% 2016	76,190	83,238
Boston Scientific Corp. 6.00% 2011	10,000	10,500
Boston Scientific Corp. 5.45% 2014	12,235	12,908
Boston Scientific Corp. 5.125% 2017	10,645	10,672
Boston Scientific Corp. 6.00% 2020	12,000	12,284
Boston Scientific Corp. 7.00% 2035	17,350	17,111
Boston Scientific Corp. 7.375% 2040	24,635	26,550
PTS Acquisition Corp. 10.25% 20154,6	90,933	82,522
Bausch & Lomb Inc. 9.875% 2015	52,025	55,147
Quintiles Transnational 9.50% 20141,4,6	43,660	43,987
Surgical Care Affiliates, Inc. 9.625% 20151,4,6	26,413	24,432
Surgical Care Affiliates, Inc. 10.00% 20171	19,855	18,366
Team Finance LLC and Health Finance Corp. 11.25% 2013	34,640	36,372
Coventry Health Care, Inc. 5.875% 2012	10,270	10,422
Coventry Health Care, Inc. 5.95% 2017	23,935	21,734
Viant Holdings Inc. 10.125% 20171	25,974	25,974
Symbion Inc. 11.75% 20154,6	32,878	24,987
Valeant Pharmaceuticals 8.375% 20161	18,535	19,184
CHS/Community Health Systems, Inc. 8.875% 2015	8,250	8,559
United Surgical Partners International Inc. 9.25% 20174,6	6,455	6,616
Health Management Associates, Inc. 6.125% 2016	3,000	2,828
		1,292,717

MATERIALS — 4.90%
Georgia Gulf Corp. 9.00% 20171,11	83,285	84,534
Nalco Co. 7.75% 2011	€500	720
Nalco Co. 8.875% 2013	$6,700	6,934
Nalco Co. 9.00% 2013	€965	1,417
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 9.00% 2014	$8,825	9,046
Nalco Co., Term Loan B, 5.75% 20163,4,5	14,278	14,457
Nalco Co. 8.25% 20171	40,940	43,703
Owens-Brockway Glass Container Inc. 8.25% 2013	9,560	9,871
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	529
Owens-Brockway Glass Container Inc. 7.375% 2016	$54,325	56,362
International Paper Co. 7.95% 2018	32,820	37,915
International Paper Co. 9.375% 2019	18,405	22,660
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	50,360	55,220
Smurfit Kappa Acquisition 7.25% 2017	€7,240	10,228
Smurfit Kappa Acquisition 7.75% 2019	20,180	28,595
Smurfit Capital Funding PLC 7.50% 2025	$9,045	7,756
Georgia-Pacific Corp. 8.125% 2011	12,560	13,251
Georgia-Pacific Corp., First Lien Term Loan B, 2.256% 20123,4,5	2,691	2,612
Georgia-Pacific LLC 8.25% 20161	26,195	27,898
AMH Holdings, Inc. 11.25% 2014	26,910	26,103
Associated Materials Inc. 9.875% 20161	11,575	12,269
Reynolds Group 7.75% 20161	30,285	31,118
CEMEX Finance LLC 9.50% 20161	21,650	22,787
C5 Capital (SPV) Ltd. 6.196% (undated)1,4	400	275
C8 Capital (SPV) Ltd. 6.64% (undated)4	750	522
C8 Capital (SPV) Ltd. 6.64% (undated)1,4	300	209
C10 Capital (SPV) Ltd. 6.722% (undated)1,4	7,445	5,261
C10 Capital (SPV) Ltd. 6.722% (undated)4	1,255	887
Rockwood Specialties Group, Inc. 7.50% 2014	10,215	10,368
Rockwood Specialties Group, Inc. 7.625% 2014	€12,235	17,570
Ball Corp. 7.125% 2016	$14,785	15,229
Ball Corp. 7.375% 2019	9,680	9,995
Dow Chemical Co. 7.60% 2014	13,000	14,806
Dow Chemical Co. 8.55% 2019	7,225	8,635
Teck Resources Ltd. 9.75% 2014	18,900	21,900
Graphic Packaging International, Inc. 9.50% 2013	2,425	2,516
Graphic Packaging International, Inc. 9.50% 2017	17,445	18,579
Newpage Corp. 11.375% 20141	17,860	18,128
Rio Tinto Finance (USA) Ltd. 8.95% 2014	14,700	17,631
FMG Finance Pty Ltd. 4.256% 20111,4	3,875	3,778
FMG Finance Pty Ltd. 10.625% 20161	11,725	13,029
Plastipak Holdings, Inc. 8.50% 20151	15,515	16,000
Neenah Paper, Inc. 7.375% 2014	11,205	10,281
Rock-Tenn Co. 9.25% 2016	6,000	6,547
Rock-Tenn Co. 9.25% 20161	3,180	3,470
Gerdau Holdings Inc. 7.00% 20201	6,500	6,711
CSN Islands XI Corp. 6.875% 20191	5,300	5,299
MacDermid 9.50% 20171	4,905	4,929
Solutia Inc. 8.75% 2017	2,960	3,097
Airgas, Inc. 7.125% 20181	650	680
		762,317

UTILITIES — 4.29%
Edison Mission Energy 7.50% 2013	48,325	45,667
Edison Mission Energy 7.75% 2016	12,825	10,965
Midwest Generation, LLC, Series B, 8.56% 20163	48,812	49,300
Edison Mission Energy 7.00% 2017	42,195	33,545
Edison Mission Energy 7.20% 2019	46,450	35,418
Homer City Funding LLC 8.734% 20263	9,065	8,793
Edison Mission Energy 7.625% 2027	44,280	30,221
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.735% 20143,4,5	55,501	45,216
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	54,475	44,397
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	47,375	38,611
Texas Competitive Electric Holdings Co. LLC 11.25% 20164,6	6,681	4,752
AES Corp. 9.375% 2010	5,508	5,715
AES Corp. 8.875% 2011	8,475	8,878
AES Corp. 8.75% 20131	18,367	18,918
AES Gener SA 7.50% 2014	11,750	12,857
AES Corp. 7.75% 2015	3,075	3,136
AES Corp. 8.00% 2017	20,000	20,625
AES Red Oak, LLC, Series A, 8.54% 20193	6,688	6,705
AES Corp. 8.00% 2020	6,800	6,953
AES Red Oak, LLC, Series B, 9.20% 20293	5,000	4,712
NRG Energy, Inc. 7.25% 2014	21,350	21,670
NRG Energy, Inc. 7.375% 2016	62,425	62,659
NRG Energy, Inc. 7.375% 2017	2,025	2,035
Intergen Power 9.00% 20171	74,950	78,510
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	4,000	4,325
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	3,000	3,161
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	2,650	2,843
Sierra Pacific Resources 8.625% 2014	11,075	11,532
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	2,475	2,659
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,600	1,698
Sierra Pacific Resources 6.75% 2017	2,000	1,959
Ameren Corp. 8.875% 2014	16,750	18,831
CMC Energy Corp. 6.55% 2017	8,250	8,189
Enersis SA 7.375% 2014	6,800	7,594
FPL Energy National Wind Portfolio, LLC 6.125% 20191,3	3,261	3,098
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 20171	2,000	1,908
		668,055

CONSUMER STAPLES — 3.18%
Stater Bros. Holdings Inc. 8.125% 2012	42,605	43,244
Stater Bros. Holdings Inc. 7.75% 2015	46,405	47,333
SUPERVALU INC., Term Loan B, 1.531% 20123,4,5	1,316	1,272
SUPERVALU INC. 7.50% 2012	3,860	3,995
Albertson’s, Inc. 7.25% 2013	4,990	5,077
SUPERVALU INC. 7.50% 2014	1,000	1,017
SUPERVALU INC. 8.00% 2016	51,350	52,377
Albertson’s, Inc. 8.00% 2031	25,450	23,223
Rite Aid Corp. 8.625% 2015	14,500	12,688
Rite Aid Corp., Term Loan T4, 9.50% 20153,4,5	15,000	15,564
Rite Aid Corp. 9.75% 2016	15,000	16,350
Rite Aid Corp. 10.25% 20191	5,750	6,095
Rite Aid Corp. 7.70% 2027	7,500	4,575
Rite Aid Corp. 6.875% 2028	11,177	6,427
Duane Reade Inc. 11.75% 2015	50,860	55,437
Smithfield Foods, Inc., Series B, 7.75% 2013	2,300	2,243
Smithfield Foods, Inc. 10.00% 20141	35,900	39,131
Smithfield Foods, Inc. 7.75% 2017	9,350	8,672
Constellation Brands, Inc. 8.375% 2014	6,775	7,249
Constellation Brands, Inc. 7.25% 2017	31,375	31,963
Tyson Foods, Inc. 10.50% 2014	27,025	31,011
Tops Markets 10.125% 20151	26,575	27,505
Elizabeth Arden, Inc. 7.75% 2014	14,273	14,130
Ingles Markets, Inc. 8.875% 2017	12,575	13,141
CEDC Finance Corp. 9.125% 20161	11,500	11,903
Cott Beverages Inc. 8.375% 20171	8,700	9,005
Dole Food Co., Inc. 8.875% 2011	4,322	4,360
CVS Caremark Corp. 6.943% 20303	293	295
		495,282

ENERGY — 2.47%
Petroplus Finance Ltd. 6.75% 20141	41,000	38,745
Petroplus Finance Ltd. 7.00% 20171	50,200	45,431
Petroplus Finance Ltd. 9.375% 20191	10,975	10,975
Williams Companies, Inc. 6.375% 20101	6,000	6,110
Williams Companies, Inc. 8.125% 2012	9,800	10,765
Williams Companies, Inc. 7.625% 2019	14,000	15,721
Williams Companies, Inc. 7.875% 2021	1,650	1,896
Williams Companies, Inc. 8.75% 2032	18,250	21,898
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	11,375	11,635
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	31,975	32,345
General Maritime Corp. 12.00% 20171	33,500	35,049
Forest Oil Corp. 8.50% 20141	6,800	7,140
Forest Oil Corp. 7.25% 2019	17,750	17,617
TransCanada PipeLines Ltd. 6.35% 20674	22,645	21,277
Gaz Capital SA 6.51% 20221	10,000	9,200
Gaz Capital SA 7.288% 20371	11,800	10,945
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 20143	18,114	18,204
Drummond Co., Inc. 7.375% 20161	12,445	12,227
Pemex Project Funding Master Trust 5.75% 2018	5,850	5,944
Pemex Project Funding Master Trust 6.625% 2035	6,500	6,197
Enbridge Energy Partners, LP 9.875% 2019	3,250	4,122
Enbridge Energy Partners, LP 8.05% 20774	7,220	6,722
Enterprise Products Operating LLC 7.00% 20674	10,055	8,927
Petrobras International 5.75% 2020	2,780	2,842
Petrobras International 6.875% 2040	4,130	4,265
Kinder Morgan Energy Partners LP 9.00% 2019	5,730	7,062
Denbury Resources Inc. 9.75% 2016	5,000	5,362
Concho Resources Inc. 8.625% 2017	3,300	3,482
Continental Resources 8.25% 20191	1,800	1,899
		384,004

Total corporate bonds, notes & loans		13,027,636

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 3.02%
Brazilian Treasury Bill 6.00% 20108,9	BRL58,946	$34,191
Brazil (Federal Republic of) 10.00% 20178	63,600	31,357
Brazil (Federal Republic of) Global 8.00% 20183	$9,676	11,089
Brazil (Federal Republic of) Global 10.25% 2028	BRL15,000	8,651
Brazil (Federal Republic of) Global 7.125% 2037	$2,500	2,881
Brazil (Federal Republic of) Global 11.00% 2040	5,185	6,935
Brazilian Treasury Bill 6.00% 20458,9	BRL18,544	10,090
Turkey (Republic of) 15.00% 2010	TRY16,262	11,006
Turkey (Republic of) 14.00% 2011	30,550	21,717
Turkey (Republic of) 16.00% 2012	16,000	11,971
Turkey (Republic of) 7.50% 2017	$9,700	11,058
Turkey (Republic of) 6.75% 2018	3,250	3,530
Colombia (Republic of) Global 11.75% 2010	COP3,295,000	1,639
Colombia (Republic of) Global 10.00% 2012	$1,500	1,732
Colombia (Republic of) Global 10.75% 2013	8,550	10,431
Colombia (Republic of) Global 8.25% 2014	4,000	4,720
Colombia (Republic of) Global 12.00% 2015	COP22,990,000	13,865
Colombia (Republic of) Global 11.75% 2020	$1,936	2,802
Colombia (Republic of) Global 9.85% 2027	COP12,085,000	6,883
Colombia (Republic of) Global 10.375% 2033	$823	1,165
Colombia (Republic of) Global 7.375% 2037	4,139	4,532
Panama (Republic of) Global 7.125% 2026	585	663
Panama (Republic of) Global 8.875% 2027	6,500	8,483
Panama (Republic of) Global 6.70% 20363	23,674	25,094
Russian Federation 12.75% 2028	2,000	3,410
Russian Federation 7.50% 20303	22,433	25,405
United Mexican States Government, Series M10, 10.50% 2011	MXN12,320	1,020
United Mexican States Government, Series MI10, 9.50% 2014	80,000	6,643
United Mexican States Government 5.00% 20168,9	65,037	5,643
United Mexican States Government, Series M20, 10.00% 2024	80,000	7,026
United Mexican States Government Global 6.75% 2034	$6,105	6,471
Egypt (Arab Republic of) 9.10% 2010	EGP50,497	9,283
Egypt (Arab Republic of) 9.10% 2010	3,130	577
Egypt (Arab Republic of) 11.50% 2011	9,380	1,813
Egypt (Arab Republic of) 9.10% 2012	18,225	3,316
Egypt (Arab Republic of) 11.625% 2014	49,265	9,563
Polish Government 5.75% 2014	PLN51,554	18,086
Polish Government 5.25% 2017	2,050	679
Polish Government 6.375% 2019	$3,535	3,863
Venezuela (Republic of) 5.375% 2010	2,460	2,405
Venezuela (Republic of) 10.75% 2013	6,000	5,310
Venezuela (Republic of) 8.50% 2014	1,250	991
Venezuela (Republic of) 7.65% 2025	8,455	5,010
Venezuela (Republic of) 9.25% 2027	9,795	7,199
Venezuela (Republic of) 9.25% 2028	2,390	1,619
Argentina (Republic of) 0.354% 20123,4,8	16,240	5,562
Argentina (Republic of) 7.00% 20158	9,560	8,065
Argentina (Republic of) GDP-Linked 2035	ARS84,135	1,044
Argentina (Republic of) GDP-Linked 2035	$12,377	802
Argentina (Republic of) 0.63% 20383,8,9	ARS179,328	6,122
Indonesia (Republic of) 10.375% 2014	$1,800	2,228
Indonesia (Republic of) 6.875% 20171	1,000	1,105
Indonesia (Republic of) 6.875% 2018	5,000	5,525
Indonesia (Republic of) 6.875% 20181	3,725	4,116
Indonesia (Republic of) 6.625% 20371	2,500	2,475
Uruguay (Republic of) 5.00% 20188,9	UYU138,158	6,874
Uruguay (Republic of) 4.25% 20273,8,9	149,406	6,871
Croatian Government 6.75% 20191	$9,400	10,143
South Korean Government 5.00% 2014	KRW11,325,000	9,796
South Africa (Republic of) 6.875% 2019	$7,410	8,355
Philippines (Republic of) 6.375% 2034	7,600	7,486
Dominican Republic 9.50% 20113	2,251	2,352
Dominican Republic 9.50% 20111,3	1,375	1,436
Peru (Republic of) 7.125% 2019	2,945	3,401
Corporación Andina de Fomento 5.75% 2017	3,000	3,062
Thai Government 3.625% 2015	THB73,500	2,202
		470,839

MORTGAGE-BACKED OBLIGATIONS3 — 1.12%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20371	$10,725	11,029
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20371	38,760	39,860
Crown Castle Towers LLC, Series 2006-1, Class F, 6.65% 20361	30,490	31,082
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 20361	12,250	12,477
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 20361	1,450	1,464
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 20361	5,950	6,125
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 20361	11,615	11,956
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 20361	12,950	13,330
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1-A2, 5.788% 20364	15,000	10,987
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY6, Class 2-A3, 5.735% 20374	23,018	15,609
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3-A, 5.105% 20354	6,867	4,608
Citicorp Mortgage Securities, Inc. 5.50% 2035	5,071	4,526
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-9, Class 2-A2, 5.858% 20364	5,988	4,020
Bear Stearns ARM Trust, Series 2006-2, Class 2-A-1, 5.65% 20364	5,965	3,935
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.581% 20374	7,298	3,299
		174,307

U.S. TREASURY BONDS & NOTES — 0.35%
U.S. Treasury 1.375% 2012	10,000	9,954
U.S. Treasury 3.25% 2016	20,000	20,086
U.S. Treasury 6.00% 2026	21,000	24,580
		54,620

ASSET-BACKED OBLIGATIONS3 — 0.05%
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 20141	5,930	6,112
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.373% 20374	3,206	2,254
		8,366

Total bonds, notes & other debt instruments (cost: $13,214,925,000)		13,735,768

Convertible securities — 0.86%

INFORMATION TECHNOLOGY — 0.66%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	61,000	61,457
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	38,652	34,980
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	6,218	6,164
		102,601

FINANCIALS — 0.09%
Alexandria Real Estate Equities, Inc. 8.00% convertible notes 20291	1,197	2,051
Alexandria Real Estate Equities, Inc. 3.70% convertible notes 20271	5,000	4,750
Boston Properties, Inc. 2.875% convertible notes 2037	4,000	3,945
Equity Residential 3.85% convertible notes 2026	3,500	3,465
		14,211

INDUSTRIALS — 0.09%
UAL Corp. 4.50% convertible notes 2021	14,500	12,869

CONSUMER DISCRETIONARY — 0.02%
Saks Inc. 2.00% convertible notes 2024	4,167	3,464

Total convertible securities (cost: $108,933,000)		133,145

Preferred securities — 1.41%	Shares

FINANCIALS — 1.11%
Barclays Bank PLC 7.434%1,4	44,126,000	40,817
Barclays Bank PLC 8.55%1,4	14,734,000	13,703
Barclays Bank PLC 6.86%1,4	3,570,000	2,963
Barclays Bank PLC 5.926%1,4	3,000,000	2,280
JPMorgan Chase & Co., Series I, 7.90%4	28,770,000	29,772
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities1	1,125,000	25,383
Wells Fargo & Co. 7.98%4	24,400,000	24,583
PNC Financial Services Group, Inc., Series K, 8.25%4	8,275,000	8,444
GMAC LLC, Series G, 7.00%1,10	9,240	6,091
ILFC E-Capital Trust II 6.25%1,4	8,000,000	4,240
Royal Bank of Scotland Group PLC, Series U, 7.64%4	4,500,000	2,433
RBS Capital Trust II 6.425% noncumulative trust4	2,500,000	1,537
Bank of America Corp., Series M, 8.125% noncumulative4	3,610,000	3,480
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative1,4	5,400,000	3,078
Citigroup Inc. 6.00%	55,700	1,018
Citigroup Inc. 6.10%	36,394	667
Lloyds Banking Group PLC 6.657% preference shares1,4	2,000,000	1,203
SMFG Preferred Capital USD 3 Ltd. 9.50%1,4	315,000	332
Fannie Mae, Series O, 0%1,4,10	150,000	240
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative1,10	1,826,000	18
		172,282

CONSUMER DISCRETIONARY — 0.30%
Gray Television Inc., Series D, 17.00%8,10,12	64,500,000	46,668

Total preferred securities (cost: $262,129,000)		218,950

Common stocks — 2.08%

MATERIALS — 0.54%
Georgia Gulf Corp.10,11	4,809,206	83,584

FINANCIALS — 0.49%
Bank of America Corp.	2,488,132	37,471
Citigroup Inc.	10,711,696	35,456
CIT Group Inc.10	124,904	3,449
		76,376

TELECOMMUNICATION SERVICES — 0.36%
AT&T Inc.	1,000,000	28,030
American Tower Corp., Class A10	538,967	23,289
Sprint Nextel Corp., Series 110	777,508	2,846
CenturyTel, Inc.	53,258	1,928
Cincinnati Bell Inc.10	70,740	244
XO Holdings, Inc.10	25,291	15
		56,352

INDUSTRIALS — 0.36%
Nortek, Inc.10,11	793,647	27,778
Delta Air Lines, Inc.10	2,304,931	26,230
World Color Press Inc.10	113,905	1,059
UAL Corp.10	22,911	296
		55,363

CONSUMER DISCRETIONARY — 0.13%
Ford Motor Co.10	1,620,210	16,202
Time Warner Cable Inc.	39,816	1,648
Charter Communications, Inc., Class A10	39,810	1,413
Adelphia Recovery Trust, Series ACC-110	16,413,965	525
Adelphia Recovery Trust, Series Arahova10	1,773,964	319
Adelphia Recovery Trust, Series ACC-6B8,10	3,619,600	18
Mobil Travel Guide, Inc.8,10,12	83,780	21
American Media Operations, Inc.1,8,10,11	823,272	8
		20,154

INFORMATION TECHNOLOGY — 0.12%
Micron Technology, Inc.1,10	678,656	7,167
Micron Technology, Inc.10	424,160	4,479
Fairchild Semiconductor International, Inc.10	500,000	4,995
ZiLOG, Inc.10	607,500	2,150
HSW International, Inc.1,8,10	257,091	57
		18,848

HEALTH CARE — 0.07%
UnitedHealth Group Inc.	375,000	11,430
Clarent Hospital Corp. Liquidating Trust8,10,11	576,849	29
		11,459

CONSUMER STAPLES — 0.01%
Winn-Dixie Stores, Inc.10	194,677	1,955

Total common stocks (cost: $350,243,000)		324,091

Warrants — 0.00%

INDUSTRIALS — 0.00%
World Color Press Inc., Series I, warrants, expire 201410	64,557	271
World Color Press Inc., Series II, warrants, expire 201410	64,557	189
Atrium Corp., warrants, expire 20181,8,10	21,012	—
		460

CONSUMER DISCRETIONARY — 0.00%
Charter Communications, Inc., warrants, expire 201410	13,390	74

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series B, warrants, expire 201010	37,939	—
XO Holdings, Inc., Series A, warrants, expire 201010	50,587	—
XO Holdings, Inc., Series C, warrants, expire 201010	37,939	—
GT Group Telecom Inc., warrants, expire 20101,8,10	11,000	—
		—

Total warrants (cost: $811,000)		534

	Principal amount	Value
Short-term securities — 5.62%	(000)	(000)

Freddie Mac 0.14%–0.24% due 2/16–6/29/2010	$354,940	354,738
U.S. Treasury Bills 0.22%–0.34% due 5/6–7/15/2010	181,000	180,838
Coca-Cola Co. 0.22%–0.25% due 1/7–5/13/20101	139,000	138,921
Fannie Mae 0.17%–0.54% due 5/19–12/3/2010	133,500	133,270
Jupiter Securitization Co., LLC 0.15% due 1/4/20101	33,600	33,599
Private Export Funding Corp. 0.18% due 3/18/20101	24,000	23,992
General Electric Capital Corp. 0.01% due 1/4/2010	10,000	10,000

Total short-term securities (cost: $875,168,000)		875,358

Total investment securities (cost: $14,812,209,000)		15,287,846
Other assets less liabilities		277,831

Net assets		$15,565,677

1Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,752,104,000, which represented 24.10% of the net assets of the fund.

2Scheduled interest and/or principal payment was not received.
3Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4Coupon rate may change periodically.

5Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,242,729,000, which represented 7.98% of the net assets of the fund.

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
7Step bond; coupon rate will increase at a later date.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $197,584,000, which represented 1.27% of the net assets of the fund.
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.
11The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
12Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets

NXP BV and NXP Funding LLC 10.00% 2013	7/14/2009	$61,533	$78,879	.51%
Gray Television Inc., Series D, 17.00%	6/26/2008–7/15/2008	61,275	46,668	.30
Mobil Travel Guide, Inc.	12/17/2007	21	21	.00
Total restricted securities		$122,829	$125,568	.81%

Key to abbreviations and symbols

ARS = Argentine pesos	KRW = South Korean won
BRL = Brazilian reais	MXN = Mexican pesos
COP = Colombian pesos	PLN = Polish zloty
EGP = Egyptian pounds	THB = Thai baht
€ = Euros	TRY = New Turkish liras
£ = British pounds	UYU = Uruguayan pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 12/31/09 (000)

Georgia Gulf Corp. 9.00% 2017	—	$83,285,000	—	$83,285,000	$168	$84,534
Georgia Gulf Corp.	4,809,206	205,412	205,412	4,809,206	—	83,584
Georgia Gulf Corp., Term Loan, Revolver (funded), 6.50% 2011	$25,640,000	—	$25,640,000	—	146	—
Georgia Gulf Corp., Term Loan B, 10.00% 2013	$19,496,523	—	$19,496,523	—	564	—
Nortek, Inc. 11.00% 2013	—	$33,014,079	—	$33,014,079	117	34,665
Nortek, Inc.	—	793,647	—	793,647	—	27,778
American Media Operation 14.00% 2013	$44,909,399	$3,143,657	$5,350,000	$42,703,056	981	27,543
American Media Operation 9.00% 2013	$3,249,793	$146,240	—	$3,396,033	73	2,190
American Media Operations, Inc.	823,272	—	—	823,272	—	8
Clarent Hospital Corp. Liquidating Trust	576,849	—	—	576,849	—	29
ZiLOG, Inc.*	1,140,500	—	533,000	607,500	—	—
					$2,049	$260,331

*Unaffiliated issuer at 12/31/2009.

Security valuation

Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2009 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$12,991,628	$36,008	$13,027,636
Bonds & notes of governments & government agencies outside the U.S.	—	470,839	—	470,839
Mortgage-backed obligations	—	174,307	—	174,307
U.S. treasury bonds & notes	—	54,620	—	54,620
Asset-backed obligations	—	8,366	—	8,366
Convertible securities	—	133,145	—	133,145
Preferred securities	7,776	164,506	46,668	218,950
Common stocks	296,180	27,778	133	324,091
Warrants	534	—	—	534
Short-term securities	—	875,358	—	875,358
Total	$304,490	$14,900,547	$82,809	$15,287,846

	Level 1	Level 2	Level 3	Total
Forward currency contracts*	—	$879	—	$879

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended December 31, 2009 (dollars in thousands):

	Beginning value at 10/1/2009	Net unrealized appreciation	Net transfers out of Level 3	Ending value at 12/31/2009
Investment securities	$102,205	$7,138	$(26,534)	$82,809

Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2009 (dollars in thousands):				$6,903

*Forward currency contracts are not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,030,591
Gross unrealized depreciation on investment securities	(659,559)
Net unrealized appreciation on investment securities	371,032
Cost of investment securities for federal income tax purposes	14,916,814

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-921-0210O-S21487

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ David C. Barclay
David C. Barclay, President and Principal Executive Officer

Date: February 26, 2010

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: February 26, 2010